Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Costs and expenses by nature
Schedule of costs and expenses by nature

	Year Ended December 31,
	2023	2022	2021
Payroll (i)	578,144	427,583	220,372
Sales and marketing	255,509	181,898	93,026
Depreciation and amortization (ii)	212,658	150,951	54,479
Consulting and advisory services	97,230	30,663	25,729
Material	30,045	57,138	16,488
Maintenance	41,790	27,827	12,774
Utilities, cleaning and security	42,836	14,330	6,472
Other expenses	30,755	36,112	12,418
Total	1,288,967	926,502	441,758

Costs of services	669,480	502,331	240,924
General and administrative expenses	259,086	179,335	89,344
Selling expenses	360,401	244,836	111,490
Total	1,288,967	926,502	441,758
(i)	Payroll expenses include for the year ended December 31, 2023 R$ 589,733 (2022 – R$ 433,593, related to salaries, bonuses, short-term benefits, related social charges and other employee related expenses, and R$ (9,389) (2022 - R$ (6,010)) related to share-based compensation.

	Year Ended December 31,
Depreciation and amortization (ii)	2023	2022	2021
Costs of services	82,009	72,936	43,905
General and administrative expenses	75,683	44,119	10,570
Selling expenses	54,966	33,896	4
Total	212,658	150,951	54,479